ALLIANCEBERNSTEIN

                                         ALLIANCEBERNSTEIN BLENDED STYLE SERIES
                                                   ALLIANCEBERNSTEIN BOND FUNDS
                                            ALLIANCEBERNSTEIN EXCHANGE RESERVES
                                  ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH FUND
                                       ALLIANCEBERNSTEIN GREATER CHINA `97 FUND
                                                 ALLIANCEBERNSTEIN GROWTH FUNDS
                                  ALLIANCEBERNSTEIN MUNICIPAL INCOME PORTFOLIOS
                                   ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO
                                                  ALLIANCEBERNSTEIN VALUE FUNDS
                                        ALLIANCEBERNSTEIN RETIREMENT STRATEGIES
                                            ALLIANCEBERNSTEIN WEALTH STRATEGIES
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Supplement dated December 1, 2008 to:

The AllianceBernstein Municipal Income Portfolios Prospectus offering Class A, Class B, Class C and Advisor Class shares dated February 1, 2008, as supplemented August 6, 2008 and September 24, 2008, of AllianceBernstein Municipal Income Fund and AllianceBernstein Municipal Income Fund II;

The AllianceBernstein Value Funds Prospectus offering Class A, Class B, Class C and Advisor Class shares dated March 3, 2008, as supplemented May 13, 2008, of AllianceBernstein Value Fund, AllianceBernstein Small/Mid Cap Value Fund,
AllianceBernstein Growth and Income Fund, AllianceBernstein Focused Growth & Income Fund, AllianceBernstein Balanced Shares, AllianceBernstein Utility Income Fund, AllianceBernstein Global Real Estate Investment Fund, AllianceBernstein International Value Fund and AllianceBernstein Global Value Fund;

The AllianceBernstein Bond Funds Prospectus offering Class A, Class B, Class C and Advisor Class shares dated January 28, 2008, as supplemented June 26, 2008, of the AllianceBernstein Intermediate Bond Fund, AllianceBernstein Global Bond Fund, AllianceBernstein Diversified Yield Fund and AllianceBernstein High Income Fund;

The AllianceBernstein Growth Funds Prospectus offering Class A, Class B, Class C and Advisor Class dated November 3, 2008 of AllianceBernstein Growth Fund, AllianceBernstein Large Cap Growth Fund, AllianceBernstein Small/Mid Cap Growth Fund, AllianceBernstein Global Growth Fund and AllianceBernstein International Growth Fund;

The Prospectus offering Class A, Class B, Class C and Advisor Class shares dated November 3, 2008 of AllianceBernstein Greater China `97 Fund;

The Prospectus offering Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares dated November 3, 2008 of AllianceBernstein Global Thematic Growth Fund;

The Prospectus offering Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares dated November 3, 2008 of AllianceBernstein Small Cap Growth Portfolio;


The AllianceBernstein Blended Style Series Prospectus offering Class A, Class B, Class C and Advisor Class shares dated December 31, 2007, as supplemented July 15, 2008, of U.S. Large Cap Portfolio;

The AllianceBernstein Retirement Strategies Prospectus offering Class A, Class B, Class C and Advisor Class shares dated December 24, 2007, as supplemented May 6, 2008 and July 15, 2008, of the AllianceBernstein Retirement Strategies Series;

The AllianceBernstein Wealth Strategies Prospectus offering Class A, Class B, Class C and Advisor Class shares dated December 31, 2007, as supplemented July 15, 2008, of the AllianceBernstein Wealth Strategies Series; and

The Prospectus offering Class A, Class B, Class C and Advisor Class shares dated February 1, 2008, as amended October 6, 2008, of AllianceBernstein Exchange Reserves.

All of the funds listed above are hereinafter referred to as the "Funds".

                                    * * * * *

The following information amends certain information in the Prospectuses under the heading " HOW TO BUY SHARES Class A, Class B and Class C Shares".

Effective January 31, 2009, sales of Class B shares of the Funds to new investors will be suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund's Automatic Investment Program for accounts that established the Program prior to January 31, 2009, and
(iv) by Class B shareholders as of January 31, 2009. The ability to establish a new Automatic Investment Program for accounts containing Class B shares will be suspended as of January 31, 2009.

                                    * * * * *

The following information amends certain information in the Prospectuses under the heading "Class B Shares - Deferred Sales Charge Alternative".

Class B Shares
--------------

Effective January 31, 2009, sales of Class B shares of the Funds to new investors will be suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund's Automatic Investment Program for accounts that established the Program prior to January 31, 2009, and
(iv) by Class B shareholders as of January 31, 2009. The ability to establish a new Automatic Investment Program for accounts containing Class B shares will be suspended as of January 31, 2009.

                                    * * * * *

The following information amends certain information in the Prospectuses under the heading " CDSC WAIVERS AND OTHER PROGRAMS Reinstatement Privilege".

The reinstatement privilege for Class B shares will no longer be available after January 31, 2009.

                                    * * * * *

This Supplement should be read in conjunction with the Prospectus for the Funds.

You should retain this Supplement with your Prospectus for future reference.

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used by permission of the owner, AllianceBernstein L.P.



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